UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 28, 2007

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MERRILL LYNCH FINANCIAL MARKET INC
Address: 4804 DEER LAKE DR. E., 4TH FLOOR
         JACKSONVILLE, FLORIDA 32246

13F File Number: 028-12323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Valar Mihan
Title: Managing Director
Phone: 212-449-8637

Signature, Place and Date of Signing:

___________________________________
/s/ Valar Mihan
4 WFC, North Tower
Vessey Street, NY 10080
November 14, 2007

Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    --------------------------
     028-03554          MERRILL LYNCH AND CO., INC.